ACCRUED EXPENSES AND LONG-TERM LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND LONG-TERM LIABILITIES

9.	ACCRUED EXPENSES AND LONG-TERM LIABILITIES

Other accrued expenses consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Accrued royalties	$3,572	$2,710
Upfront Medicare payment	-	2,066
Operating lease liabilities	1,030	1,027
All others	1,056	1,182
Accrued professional fees	931	854
Unclaimed property	565	565
Contingent consideration	473	398
Accrued pharma services invoices	438	108
Taxes payable	248	334
Accrued lab costs - diagnostics	514	161
Financing lease liabilities	98	177
ESPP payable	37	108
Accrued sales and marketing - diagnostics	41	51
Deferred revenue	40	54
Total other accrued expenses	$9,043	$9,795

Long-term liabilities consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
	(unaudited)
Uncertain tax positions	$4,517	$4,342
Warrant liability	158	21
Financing lease liabilities	75	138
Deferred revenue	18	136
Total other long-term liabilities	$4,768	$4,637

11. Accrued Expenses and Other Long-Term Liabilities

Other accrued expenses consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Accrued royalties	$2,710	$1,934
Contingent consideration	398	502
Upfront Medicare payment	2,066	-
Operating lease liability	1,027	1,321
Financing lease liability	177	184
Deferred revenue	54	457
Payable to CGI	-	888
Accrued sales and marketing - diagnostics	51	197
Accrued lab costs - diagnostics	161	163
Accrued professional fees	854	1,399
Taxes payable	334	403
Unclaimed property	565	565
All others	1,398	1,463
Total other accrued expenses	$9,795	$9,476

Other long-term liabilities consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Warrant liability	$21	$82
Uncertain tax positions	4,342	4,081
Deferred revenue	136	269
Other	138	141
Total other long-term liabilities	$4,637	$4,573

In the third quarter of 2020, the Company reversed approximately $1.2 million of bonus accrual that was accrued in 2019 after it was determined it would not be paid out.